CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital	Share premium	Accumulated losses	Translation difference	Other reserves	Total equity attributable to owners of the parent	Total
Equity at beginning of period at Dec. 31, 2019	$ 5,209	$ 1,505,641	$ (383,477)	$ (27,541)	$ 80,577	$ 1,180,409	$ 1,180,409
Total profit (loss) of the period			(226,590)			(226,590)	(226,590)
Share-based payment					39,447	39,447	39,447
Issue of share capital/ new shares	468	812,718				813,186	813,186
Transaction costs for equity issue		(613)				(613)	(613)
Exercise of stock options	13	2,836				2,849	2,849
Currency translation effect				2,417		2,417	2,417
Equity at end of period at Jun. 30, 2020	5,690	2,320,583	(610,068)	(25,124)	120,024	1,811,104	1,811,104
Equity at beginning of period at Dec. 31, 2020	5,744	2,339,033	(991,931)	134,732	186,474	1,674,052	1,674,052
Total profit (loss) of the period			63,167			63,167	63,167
Other comprehensive income / (loss)					19,172	19,172	19,172
Share-based payment					92,013	92,013	92,013
Income tax benefit from excess tax deductions related to share-based payments					933	933	933
Issue of share capital/ new shares	430	1,090,836				1,091,266	1,091,266
Transaction costs for equity issue		(528)				(528)	(528)
Exercise of stock options	28	13,401				13,429	13,429
Currency translation effect				(1,571)		(1,571)	(1,571)
Equity at end of period at Jun. 30, 2021	$ 6,202	$ 3,442,742	$ (928,764)	$ 133,161	$ 298,592	$ 2,951,933	$ 2,951,933